Nature of Expenses - Schedule of Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Expense by Nature
Publicity and advertisement costs	$ 19,779	$ 12,684	$ 17,152
Film distribution costs	5,462	6,739	11,772
Amortisation expenses	130,155	115,285	135,316
Personnel costs	37,015	35,661	42,902
Rent expenses	1,916	1,359	1,559
Legal and professional expenses	6,980	8,204	4,697
Provision for trade and other receivables		1,968	2,430
Bad debt		2,772
Credit impairment loss, net	25,741	4,308
Depreciation and amortization of other intangibles	2,263	2,991	2,898
Impairment charge on goodwill (Refer note 14)		1,205
Impairment loss on content advances		353	1,625
Impairment loss on advances to content vendors	7,284		262
Other expenses	5,935	9,208	6,936
Expenses by nature	$ 242,530	$ 202,737	$ 227,549